Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of (Loss) Income Before Income Taxes

The components of (loss) income before income taxes were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
(Loss) income before income taxes
United States	$(27.6)	$16.0	$(27.3)	$(42.7)
Non-U.S.	12.4	6.2	7.8	0.8

	$(15.2)	$22.2	$(19.5)	$(41.9)

Components of Income Tax (Benefit) Expense

Components of income tax (benefit) expense were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Current
United States
Federal	$1.3	$(12.0)	$—	$0.1
State	2.0	0.4	0.8	0.4
Non-U.S.	5.2	6.1	2.9	0.5

	8.5	(5.5)	3.7	1.0

Deferred
United States
Federal	(8.3)	13.3	(3.8)	(13.6)
State	(2.4)	(0.2)	(0.6)	(1.2)
Non-U.S.	(0.8)	—	(0.2)	(0.2)

	(11.5)	13.1	(4.6)	(15.0)

	$(3.0)	$7.6	$(0.9)	$(14.0)

Reconciliation of Income Taxes Computed at United States Federal Statutory Tax Rate to Income Tax (Benefit) Expense

A reconciliation of income taxes computed at the United States Federal statutory tax rate to income tax (benefit) expense follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
(Loss) income before income taxes	$(15.2)	$22.2	$(19.5)	$(41.9)

Income tax (benefit) expense at U.S. Federal statutory rate	$(5.3)	$7.7	$(6.8)	$(14.7)
Federal income tax expense related to unremitted earnings of non-U.S. subsidiaries	4.4	1.7	3.2	—
U.S. Federal and foreign withholding tax on dividend from non-U.S. subsidiary	0.4	0.5	2.4	—
Non-U.S. income not taxable, non-U.S. income tax losses not benefited and rate differential	(0.6)	0.9	(0.7)	—
Federal income taxes related to “check the box” election	(0.2)	(0.3)	0.1	—
State income taxes, net of Federal income tax benefit	0.3	(2.5)	0.1	(0.7)
Other	(2.0)	(0.4)	0.8	1.4

Income tax (benefit) expense	$(3.0)	$7.6	$(0.9)	$(14.0)

Components of Deferred Taxes

Deferred taxes were attributable to the following (in millions):

	Successor
	December 31, 2013	December 31, 2012
Deferred tax assets
Pension and post-retirement benefits	$19.9	$17.6
Product returns and warranty accruals	15.5	17.3
Inventory valuation	3.7	2.3
Net operating loss carryforwards	7.7	8.2
Vacation accrual	1.4	1.3
Insurance accrual	1.5	1.9
Allowance for doubtful accounts	1.0	0.6
Tax credit carryforwards	1.2	0.5
Pension liability adjustment included in other comprehensive loss	3.3	25.2
Other accrued liabilities	4.7	3.5
Interest disallowance	16.3	9.6
Other	0.9	1.3

	$77.1	$89.3
Less: valuation allowance for net operating loss carryforwards and non-U.S. tax credit carryforwards	(5.9)	(6.7)

Total deferred tax assets	71.2	82.6

Deferred tax liabilities
Depreciation and amortization	(21.1)	(22.0)
Goodwill amortization for tax, but not book	(10.3)	(6.8)
Acquired intangible assets	(125.5)	(132.2)
Prepaid expenses	(1.0)	(0.7)
Other	(6.0)	(3.0)

Total deferred tax liabilities	(163.9)	(164.7)

Net deferred tax liabilities	$(92.7)	$(82.1)

Summary of Net Deferred Tax Assets (Liabilities)

The net deferred tax liabilities were included in the consolidated balance sheets as follows (in millions):

	Successor
	December 31, 2013	December 31, 2012
Deferred tax assets	$30.3	$28.9
Deferred tax liabilities	(123.0)	(111.0)

Net deferred tax liabilities	$(92.7)	$(82.1)

Changes in Holdings' Valuation Allowance for Deferred Tax Assets

Changes in Holdings’ valuation allowance for deferred tax assets were as follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Beginning of period	$6.7	$5.0	$—	$4.9
Additions due to UCI Acquisition	—	—	5.3	—
Provisions	0.3	1.7	0.2	0.4
Deductions	(1.1)	—	(0.5)	—

End of period	$5.9	$6.7	$5.0	$5.3

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of uncertain tax benefits follows (in millions):

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011
Beginning of period	$7.8	$9.9	$—	$9.1
Additions due to UCI Acquisition	—	—	9.3	—
Additions for tax positions related to the current period	—	—	0.8	0.2
Reductions based on tax positions related to the current period	—	—	(0.3)	—
Additions for tax positions of prior years	0.3	0.1	0.5	—
Reductions for tax positions of prior years	(0.2)	(1.9)	—	—
Reduction for lapse of applicable statutes of limitations	(0.4)	(0.3)	(0.4)	—

End of period	$7.5	$7.8	$9.9	$9.3